Employee Benefit and Stock Incentive Plan - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Jan. 31, 2015	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Jan. 03, 2015	Dec. 28, 2014	Dec. 22, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contributions to the defined contribution benefit plan made by Company	$ 0		$ 1,300,000	$ 1,000,000	$ 4,300,000	$ 2,900,000		$ 4,200,000	$ 3,300,000
Options forfeited (shares)					87,135
Options granted (shares)					216,961		955,000		2,141,200
Shares outstanding							3,060,200		2,141,200
Stock options granted, weighted average grant date fair value							$ 4.86
Share-based compensation expense			1,100,000	$ 800,000	$ 4,100,000	$ 2,300,000	$ 3,000,000		$ 2,100,000
Unrecognized compensation cost from share-based compensation arrangements			$ 9,700,000		$ 9,700,000		$ 10,800,000		$ 9,900,000
Unrecognized compensation cost from share-based compensation arrangements, period for recognition					2 years 11 months 5 days		3 years 9 months 11 days
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contributions to the defined contribution benefit plan made by Company										$ 3,100,000
Deferred stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)					23,103
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)					36,590
Vesting period					4 years
Restricted stock units | 25% vested in year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Restricted stock units | 25% vested in year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Restricted stock units | 25% vested in year 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Restricted stock units | 25% vested in year 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Stock options | 25% vested in year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Stock options | 25% vested in year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Stock options | 25% vested in year 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Stock options | 25% vested in year 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased by employees							773,126
Shares repurchased		$ 850
Options granted for employee stock ownership							1,894,912
Options forfeited (shares)							36,016
Options granted (shares)							1,201,312
Options expiry period							10 years
Number of shares authorized							3,706,174
Shares outstanding							645,966
Stock Incentive Plan | 20% vested per year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							20.00%